LEASES - Summary of maturities of operating lease liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Year ending December 31, 2023	$ 1,127
Year ending December 31, 2024	1,127
Year ending December 31, 2025	1,127
Year ending December 31, 2026	1,127
Year ending December 31, 2027	1,127
Over year ending December 31, 2027	31,320
Total future minimum lease payments	36,955
Less: amount representing interest	(22,361)
Present value of future minimum lease payments	14,594
Present value of future minimum lease payments current portion	(1,095)	$ (899)
Present value of future minimum lease payments non-current portion	$ 13,499	$ 14,797